SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2016
Computers and Related Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	25.00%
Computers and Related Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	33.00%
Office Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	7.00%
Office Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	20.00%